FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Liabilities designated at fair value through profit or loss:
Financial liabilities	£ 810,624	£ 812,842
Financial liabilities at fair value through profit or loss
Liabilities designated at fair value through profit or loss:
Financial liabilities	17,755	23,123
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category
Liabilities designated at fair value through profit or loss:
Financial liabilities	5,178	6,541
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category | Debt securities
Liabilities designated at fair value through profit or loss:
Financial liabilities	5,159	6,537
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category | Other
Liabilities designated at fair value through profit or loss:
Financial liabilities	19	4
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category
Liabilities designated at fair value through profit or loss:
Financial liabilities	12,577	16,582
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category | Liabilities in respect of securities sold under repurchase agreements
Liabilities designated at fair value through profit or loss:
Financial liabilities	11,037	14,962
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category | Short positions in securities
Liabilities designated at fair value through profit or loss:
Financial liabilities	£ 1,540	£ 1,620